Subsequent Events	12 Months Ended
Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent Events [Text Block]
28. Subsequent Events

Acquisition of GPU Atlantic Inc.

On April 15, 2021, the Company completed the acquisition of 100% of the common shares of GPU Atlantic. In consideration for 100% of GPU Atlantic, the Company paid total consideration of 5,000,000 common shares on closing valued at a total of $18.7 million (C$23.7 million). 1,000,000 of the common shares were allocated to a holdback and to GPU One earn-out upon delivery of certain earn-out conditions.

GPU Atlantic has a 50-megawatt data centre campus located in New Brunswick, Canada.

Current assets	$671,709
Data centre equipment	12,898,994
Land	662,910
Buiding	4,576,290
Sales taxes refunds	75,780
Intangible assets	3,947,481
Goodwill	10,469,997
Accounts payable	(3,198,591)
Long-term debt	(11,410,351)
Net Assets Acquired	$18,694,219
Consideration paid	18,694,219
Total Consideration	$18,694,219

The purchase price allocation for acquisitions reflects various fair value estimates which are subject to change within the measurement period. The primary areas of purchase price allocation that are subject to change relate to the fair values of certain tangible assets, the valuation of intangible assets acquired, and residual goodwill. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company's consolidated financial statements and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could also be affected. The Company expects to finalize the accounting for the acquisition by March 31, 2022.

Sale of Noregian Subsidiary Kolos

On May 10, 2021, the Company has sold its Norwegian subsidiary Kolos to the local municipality Narvik under a share purchase agreement. Under the agreement the Company transferred all of the shares of Kolos to the municipality of Narvik, along with a $200,000 payment.

Investment in DeFi

On April 21, 2021, the Company completed a share swap transaction with DeFi Technologies Inc. (“DeFi Technologies”), pursuant to which HIVE received 10,000,000 common shares of DeFi Technologies, in exchange for 4,000,000 common shares of the Company, valued at C$16 million.